Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) - USD ($)
	3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance			$ (22,902,000)	$ (18,160,646)	$ (40,630,758)	$ 3,412,459	$ 3,412,459	$ 3,412,459	$ (22,902,000)	$ 3,412,459
Net Income (Loss)				(9,717,896)	21,914,426	(32,535,982)	(10,621,556)	(20,339,452)	(41,004,000)	(32,417,033)
Balance				(18,786,644)	(18,160,646)	(40,630,758)	(18,160,646)	(18,786,644)	(7,185,574)	(22,902,000)
Shares issued from exercise of Series B Warrants				2,299,253	104,024
Shares issued from exercise of Series A Warrants				193,757					4,475,854	7,323,195
As Previously Reported [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance			(22,902,000)	(18,160,646)	(40,630,758)	3,412,459	3,412,459	3,412,459	(22,902,000)	3,412,459
Convertible note – stock issuance loss
Net Income (Loss)				(6,636,679)	22,018,416	(29,766,263)				(25,929,003)
Balance				(18,786,644)	(18,160,646)	(40,630,758)	(18,160,646)	(18,786,644)		(22,902,000)
Shares issued from exercise of Series B Warrants				1,886	34					1,959
Shares issued from exercise of Series A Warrants				162,054						4,257,282
Issuance of common stock for Forward Purchase Agreement
Forward Purchase Agreement – subscription receivable discount
Revision of Prior Period, Adjustment [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance
Convertible note – stock issuance loss						2,769,719
Net Income (Loss)				(3,081,217)	(103,990)	(2,769,719)	(2,873,709)	(5,954,926)		(6,488,030)
Balance
Shares issued from exercise of Series B Warrants				2,297,367	103,990					2,669,970
Shares issued from exercise of Series A Warrants				31,703						3,065,913
Issuance of common stock for Forward Purchase Agreement				752,147						752,147
Forward Purchase Agreement – subscription receivable discount
Retroactive Application of Recapitalization [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance			(22,902,000)	(18,160,646)	(40,630,758)	3,412,459	3,412,459	3,412,459	(22,902,000)	3,412,459
Convertible note – stock issuance loss						2,769,719
Net Income (Loss)					21,914,426	(32,535,982)				(32,417,033)
Balance					(18,160,646)	(40,630,758)	(18,160,646)			(22,902,000)
Shares issued from exercise of Series B Warrants					104,024					2,671,929
Shares issued from exercise of Series A Warrants										7,323,195
Retroactive Application of Recapitalization [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance
Issuance of common stock for Forward Purchase Agreement				752,147						752,147
Forward Purchase Agreement – subscription receivable discount
Additional Paid-in Capital [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance	$ 103,738,980	$ 103,535,931	101,998,956	82,483,948		28,850,985	28,850,985	28,850,985	101,998,956	28,850,985
Net Income (Loss)
Balance	104,518,211	103,738,980	103,535,931	93,968,741	82,483,948		82,483,948	93,968,741	159,027,646	101,998,956
Shares issued from exercise of Series B Warrants				2,298,737	104,004
Shares issued from exercise of Series A Warrants				193,710					4,475,753	7,321,820
Additional Paid-in Capital [Member] | As Previously Reported [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance			93,045,581	79,610,239	79,158,563	28,850,985	28,850,985	28,850,985	93,045,581	28,850,985
Convertible note – stock issuance loss
Net Income (Loss)
Balance				85,617,896	79,610,239	79,158,563	79,610,239	85,617,896		93,045,581
Shares issued from exercise of Series B Warrants				1,370	14					1,384
Shares issued from exercise of Series A Warrants				162,007						4,255,907
Issuance of common stock for Forward Purchase Agreement				(954)						(954)
Forward Purchase Agreement – subscription receivable discount
Additional Paid-in Capital [Member] | Revision of Prior Period, Adjustment [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance			8,953,375	103,990	2,769,719				8,953,375
Convertible note – stock issuance loss						2,769,719
Net Income (Loss)
Balance				5,477,136	103,990	2,769,719	103,990	5,477,136		8,953,375
Shares issued from exercise of Series B Warrants				2,297,367	103,990					2,669,970
Shares issued from exercise of Series A Warrants				31,703						3,065,913
Issuance of common stock for Forward Purchase Agreement				3,124,379						3,124,379
Forward Purchase Agreement – subscription receivable discount				23,687						93,113
Additional Paid-in Capital [Member] | Retroactive Application of Recapitalization [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance			101,998,956	82,483,948	81,928,282	28,850,985	28,850,985	28,850,985	101,998,956	28,850,985
Convertible note – stock issuance loss						2,769,719
Net Income (Loss)
Balance					82,483,948	81,928,282	82,483,948			101,998,956
Shares issued from exercise of Series B Warrants					104,004					2,671,354
Shares issued from exercise of Series A Warrants										7,321,820
Additional Paid-in Capital [Member] | Retroactive Application of Recapitalization [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance						(6,980)	(6,980)	(6,980)		(6,980)
Issuance of common stock for Forward Purchase Agreement				3,123,425						3,123,425
Forward Purchase Agreement – subscription receivable discount				23,687						93,113
Retained Earnings [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance	(115,287,768)	(113,173,909)	(122,368,539)	(100,573,062)		(25,445,506)	(25,445,506)	(25,445,506)	(122,368,539)	(25,445,506)
Net Income (Loss)	(4,092,145)	(2,113,859)	9,194,630	(9,717,896)	21,914,426				(41,004,000)	(32,417,033)
Balance	(119,379,913)	(115,287,768)	(113,173,909)	(110,290,958)	(100,573,062)		(100,573,062)	(110,290,958)	(163,372,539)	(122,368,539)
Shares issued from exercise of Series B Warrants
Shares issued from exercise of Series A Warrants
Retained Earnings [Member] | As Previously Reported [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance			(115,880,509)	(97,699,353)	(119,717,769)	(25,445,506)	(25,445,506)	(25,445,506)	(115,880,509)	(25,445,506)
Convertible note – stock issuance loss
Net Income (Loss)				(6,636,679)	22,018,416	(29,766,263)				(25,929,003)
Balance				(104,336,032)	(97,699,353)	(119,717,769)	(97,699,353)	(104,336,032)		(115,880,509)
Shares issued from exercise of Series B Warrants
Shares issued from exercise of Series A Warrants
Issuance of common stock for Forward Purchase Agreement
Forward Purchase Agreement – subscription receivable discount
Retained Earnings [Member] | Revision of Prior Period, Adjustment [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance			(6,488,030)	(103,990)	(2,769,719)				(6,488,030)
Convertible note – stock issuance loss
Net Income (Loss)				(3,081,217)	(103,990)	(2,769,719)				(6,488,030)
Balance				(3,081,217)	(103,990)	(2,769,719)	(103,990)	(3,081,217)		(6,488,030)
Shares issued from exercise of Series B Warrants
Shares issued from exercise of Series A Warrants
Issuance of common stock for Forward Purchase Agreement
Forward Purchase Agreement – subscription receivable discount
Retained Earnings [Member] | Retroactive Application of Recapitalization [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance			(122,368,539)	(100,573,062)	(122,487,488)	(25,445,506)	(25,445,506)	(25,445,506)	(122,368,539)	(25,445,506)
Convertible note – stock issuance loss
Net Income (Loss)					21,914,426	(32,535,982)				(32,417,033)
Balance					(100,573,062)	(122,487,488)	(100,573,062)			(122,368,539)
Shares issued from exercise of Series B Warrants
Shares issued from exercise of Series A Warrants
Retained Earnings [Member] | Retroactive Application of Recapitalization [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance
Issuance of common stock for Forward Purchase Agreement
Forward Purchase Agreement – subscription receivable discount
Stock Subscription Receivable [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance	(2,545,586)	(2,545,586)	(2,545,586)	(80,241)					(2,545,586)
Net Income (Loss)
Balance	$ (2,545,586)	$ (2,545,586)	(2,545,586)	(2,476,160)	(80,241)		(80,241)	(2,476,160)	(2,841,427)	(2,545,586)
Shares issued from exercise of Series B Warrants
Shares issued from exercise of Series A Warrants
Stock Subscription Receivable [Member] | As Previously Reported [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance			(80,241)	(80,241)	(80,241)				(80,241)
Convertible note – stock issuance loss
Net Income (Loss)
Balance				(80,241)	(80,241)	(80,241)	(80,241)	(80,241)		(80,241)
Shares issued from exercise of Series B Warrants
Shares issued from exercise of Series A Warrants
Issuance of common stock for Forward Purchase Agreement
Forward Purchase Agreement – subscription receivable discount
Stock Subscription Receivable [Member] | Revision of Prior Period, Adjustment [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance			(2,465,345)						(2,465,345)
Convertible note – stock issuance loss
Net Income (Loss)
Balance				(2,395,919)				(2,395,919)		(2,465,345)
Shares issued from exercise of Series B Warrants
Shares issued from exercise of Series A Warrants
Issuance of common stock for Forward Purchase Agreement				(2,372,232)						(2,372,232)
Forward Purchase Agreement – subscription receivable discount				(23,687)						(93,113)
Stock Subscription Receivable [Member] | Retroactive Application of Recapitalization [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance			$ (2,545,586)		$ (80,241)				$ (2,545,586)
Convertible note – stock issuance loss
Net Income (Loss)
Balance						(80,241)				(2,545,586)
Shares issued from exercise of Series B Warrants
Shares issued from exercise of Series A Warrants
Stock Subscription Receivable [Member] | Retroactive Application of Recapitalization [Member]
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity (Details) [Line Items]
Balance
Issuance of common stock for Forward Purchase Agreement				(2,372,232)						(2,372,232)
Forward Purchase Agreement – subscription receivable discount				$ (23,687)						$ (93,113)